Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Deferred Tax Assets
Accrued estimated costs	$ 68.1	$ 55.0
Basis difference in assets and liabilities	30.1	32.6
Tax losses and credit carryforwards	24.9	40.5
Net cumulative defined benefit pension plan losses	175.5	95.7
Retiree medical and life benefits	30.1	31.0
Valuation allowance	(288.1)	(211.1)
Total deferred tax assets	40.6	43.7
Deferred Tax Liabilities
U.S. federal effect of state deferred taxes	10.6	15.6
Revenue recognition differences	26.1	22.1
Intangible basis differences	15.5	13.6
Total deferred tax liabilities	52.2	51.3
Total net deferred tax liabilities	$ (11.6)	$ (7.6)